Shareholder Report, Holdings (Details) - C000032333	Jun. 30, 2026
Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	4.40%
U.S. Treasury NotesFR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury BondsFR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BankFR_06541XAE0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Federal National Mortgage AssociationFR_3138WLBN2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	27.90%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	27.90%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	24.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.20%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%